Line of Credit	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Line of Credit

12. Line of Credit

On May 8, 2023, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with MidCap Business Credit LLC, providing us with a revolving line of credit in the aggregate principal amount of up to $6.5 million, subject to a borrowing base and an availability block, with a maturity date of May 8, 2026. The Loan Agreement is secured by a lien on substantially all of the assets of the Company, subject to customary exceptions.

Advances under the Loan Agreement bear interest at the 30-Day Adjusted Term Secured Overnight Financing Rate (“SOFR Rate”), set monthly on the first day of the month based on 30-Day Term SOFR plus a spread adjustment of 15 basis points and subject to a floor of 2.25%, plus 4.00% calculated and charged monthly in arrears. In the event of a called event of default, a default interest rate of 3.00% percent shall be added to the aforementioned rate. Under the terms of the Loan Agreement, amounts available for advances would be subject to a borrowing base, which is a formula based on certain eligible receivables and inventory, and a block on such availability in the amount of $650,000. Currently, our borrowing capacity is limited to our eligible receivables, pending consent from Biofrontera AG to allow Midcap to obtain title to Biofrontera Inc.’s inventory in the event of bankruptcy. The borrowing base is up to 85% of accounts receivable, plus the least of (a) $3.3 million, (b) 50% of inventory, and (c) 85% of accounts receivable, less borrowing base reserve, if any, as defined in the Loan Agreement. The Loan Agreement also includes an Unused Line Fee Rate of 0.375% of the Credit Limit less all outstanding advances, which shall be paid on a monthly basis.

The interest rate as of June 30, 2023 was 5.31% and interest expense for the six months ended June 30, 2023 was negligible. The Company recorded approximately $0.2 million of costs related to the line of credit as an asset to be amortized on a straight-line basis over the term of the line of credit. The Company recognized minimal amortization expense in connection with this Line of Credit for the six months ended June 30, 2023, which is recorded as interest expense on the accompanying consolidated statement of operations.